Inventories	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventories	Note 7. Inventories

	December 31, 2022	December 31, 2021
Raw materials	$7,451	$4,742
Finished goods	2,725	1,769
	$10,176	$6,511